Leases (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Leases
Early Termination write off right of use of assets	$ (97,553)	$ 27,069
Early Termination write off lease liability		27,887
initial recognition for right of use asset and lease liability		$ 104,377